Financial Risk Management Objective and Policies (Details) - Schedule of other variable held constant on the consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other variable held constant on the consolidated statement of comprehensive income [Abstract]
Increase/decrease in USD rate to the Egyptian Pound	+/- 5%	+/- 5%
Effect on loss before tax USD	$ 30,985	$ 61,688
Effect on in USD rate to the Lebanese Pound	+/- 5%	+/- 5%
loss before tax USD	$ 915	$ 25,794